Material accounting policies	12 Months Ended
Dec. 31, 2024
Material accounting policies
Material accounting policies

3Material accounting policies

Basis for consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries.

Entities are fully consolidated from the date of acquisition, which is the date when the Group obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the entities are prepared for the same reporting period as the parent company, using consistent accounting policies.

Foreign currency translation

The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using the functional currency.

Financial statements of foreign subsidiaries

Foreign subsidiaries use the local currencies of the country where they operate. The statement of financial position is translated into euro at the closing rate on the reporting date and their income statement is translated at the average exchange rate at each month-end. Differences resulting from the translation of the financial statements of said subsidiaries are recognized in other comprehensive income as “exchange differences on translation of foreign operations”.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree.

Acquisition costs incurred are expensed and included in general and administrative expenses.

Property, plant & equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Repair and maintenance costs are recognized in the income statement as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

● Buildings:	20-30 years
● Machinery:	5-12 years
● IT assets:	3-5 years
● Fixtures & Furniture:	10-15 years
● Vehicles:	2-4 years
● Leasehold Building Improvements:	10 years

Land is not depreciated.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Right-of-use assets and related liabilities

Right-of-use assets:

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term:

●	Property leased Assets: Lease terms up to 10 years or useful life of 10-15 years when reasonably certain that ownership will be obtained at the end of the lease
●	Leased machines: Lease terms up to 10 years or useful life of 5-10 years when reasonably certain that ownership will be obtained at the end of the lease
●	Leased vehicles: Lease terms up to 4 years or useful life of 4 years when reasonably certain that ownership will be obtained at the end of the lease

Right-of-use assets are subject to impairment review whenever there is an indication that the right-of-use asset may be impaired.

Lease liabilities:

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date. After the commencement date, the amount of lease liabilities is measured at amortized cost using the effective interest rate method.

In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets:

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) however this exemption is not applied for property leases. It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below € 5k). Lease payments on short-term leases and low-value assets are recognized in the income statement when incurred.

Research and development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates and enhancements), guides and other products.

Development activities involve the application of research findings or other knowledge to a plan or a design of new or substantially improved (software) products before the start of the commercial use.

Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

●	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
●	its intention to complete and its ability to use or sell the asset;
●	how the asset will generate future economic benefits;
●	the availability of resources to complete the asset; and
●	the ability to measure reliably the expenditure during development.

The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, it is highly likely that the Group will be able to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion, but not all, of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. Internally generated intangible assets from proprietary software are amortized over their useful lives, starting from the moment they are ready for use/available for sale.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit, which is determined on a project-by-project basis. Amortization is recorded in research and development expenditure. During the period of development, the asset is tested for impairment at least annually or whenever there is an indication of impairment.

Intangible assets other than goodwill and capitalized development expenditures

Intangible assets comprise acquired technology and customer portfolio, patents and licenses and technology and customers acquired in connection with business combinations. Those intangible assets are measured on initial recognition at cost, except for the acquired technology and customers arising from business combinations, which are measured initially at fair value. Following initial recognition, intangible assets other than goodwill are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

The useful life of the intangible assets is as follows:

● Software:	3 years;
● Perpetual licences for ERP & front end software:	10 years;
● Software with subscription license:	subscription term
● Patents and licenses:	10 years;
● Acquired customers and technology:	5-20 years;

The intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. The amortization expense on intangible assets with finite lives acquired through business combination is recognized in the consolidated income statement in the line “net other operating income”.

Impairment of goodwill and other non-financial assets (excluding inventories and deferred tax assets)

Impairment tests on goodwill, assets under construction or capitalized development expenses which are not amortized yet, are undertaken annually at the financial year end. Other non-financial assets and goodwill are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest Group of assets to which it belongs for which there are separately identifiable cash flows: its cash generating units (CGUs). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from the synergies of the combination giving rise to the goodwill.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to future cash flows projected after the fifth year.

Impairment charges are included in profit or loss. An impairment loss recognized for goodwill is not reversed.

Inventories and Contracts in progress

Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

●	raw materials: purchase cost on a first in, first out basis; and
●	finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

A write-off of inventories is estimated based on an ageing or rotation analysis.

Work in progress relates to production of inventory for which a customer has not yet been secured, while contracts in progress are contract assets that relate to production for specific customers in performance of a signed contract. We refer also to the accounting policy on revenue recognition.

Financial assets

Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are initially recognized when the Group become a party to the contractual provisions of the instrument.

Financial assets are classified at initial recognition, and subsequently measured either at amortized cost, either fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at fair value through profit or loss. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price.

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortized cost;
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments);
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and
●	Financial assets at fair value through profit or loss.

Financial assets measured at amortized cost

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

●	the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets, trade and other receivables, cash and cash equivalents at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

The Group currently does not have financial assets at fair value through OCI with recycling of cumulative gains and losses.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

The Group has irrevocably elected at initial recognition to classify the minority equity investment in the non-listed companies AM-Flow BV and Essentium, Inc., as disclosed in Note 10 and Note 20, as financial assets designated at fair value through OCI as this measurement is most representative of the business model for these assets. Gains and losses on these financial assets are never recycled to profit and loss.

Financial assets measured at fair value through profit or loss

The Group has the following financial assets classified as financial assets at fair value through profit or loss:

●	derivatives as disclosed in Note 10;
●	a convertible loan granted to the company Fluidda as disclosed in Note 10.

Those financial assets are carried in the statement of financial position at fair value with changes recognized in the income statement in the lines financial income/expense.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in Note 3 Significant accounting judgments, estimates and assumptions.

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. A loss allowance is recognized at each reporting date based on lifetime ECLs. The Group established a provision matrix that is based on its historical loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments.

Financial liabilities at amortized cost

The trade and other payables, and loans and borrowings are classified as financial liabilities at amortized cost.

Those financial liabilities are measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate method amortization process.

Financial liabilities at fair value through profit and loss

The derivative financial instruments are classified as financial liabilities at fair value through profit and loss.

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group’s ordinary shares are classified as equity instruments.

Pension benefits

The Group has a defined contribution obligation where the Group pays contributions based on salaries to an insurance company, in accordance with the laws and agreements in each country.

The Belgian defined contribution pension plans are by law with variable minimum returns based on the Belgian government bonds, with a minimum of 1.75% and a maximum of 3.75%, effective for contributions paid as from 2016. For contributions paid until 2015, the minimum guaranteed return is 3.25% on employer contributions and 3.75% on employee contributions.

These plans qualify as defined benefit plans. Contributions are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are shown as other current liabilities.

Share based payments

Directors and employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Group currently has only warrants and share-appreciation rights as share-based payments.

Equity-settled transactions

Equity-settled share-based payments to employees and others providing similar services are measured, indirectly, at the fair value of the equity instruments granted. The cost of equity-settled transactions is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized as employee benefits expense.

The Group does currently only have equity-settled share-based payments that have service-based vesting conditions and no instruments with market vesting conditions.

No expense is recognized for awards that do not ultimately vest.

Other long-term employee benefits

The Group’s net obligation for long-term employee benefits is equal to the value of future benefits acquired by personnel in exchange for services rendered in the current and prior periods.

Revenue from contracts with customers

The Group’s revenue, which is presented net of sales taxes, is primarily generated by the sale of our software and 3D printed products and services. Software revenue is comprised of perpetual and periodic licenses, maintenance revenue and software development service fees. Perpetual license holders may opt to take an annual maintenance contract, which leads to annual fees. Periodic licenses entitle the customer to maintenance, support and product updates without additional charge. Revenue from prototypes and end products involving 3D printing technology is derived from our network of production centers and may include support and services such as pre-production collaboration prior to the actual production.

The Group sells its products and software through its direct sales force and through authorized distributors.

Software license revenue, maintenance and/or software development service fees may be bundled in one arrangement or may be sold separately.

The Group recognizes revenue for goods including software based on the five-step model per the requirements of IFRS 15.

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group is expected to be entitled in exchange from those goods and services.

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Variable consideration is mainly related to quantities sold, volume (step-based) rebates and development time spent.

Prototypes and end products involving 3D printing technology

The Group recognizes revenue on the sale of goods to the customer or distributor at a point in time when control of the asset is transferred, generally upon shipment or delivery considering the shipment terms (usually Ex-works or FOB Time of Shipment Incoterms (International Commercial Terms)).

Perpetual licensed software

The sale and/or license of software products is deemed to have occurred at a point in time, i.e. when a customer either has taken possession of or has the ability to take immediate possession of the software and the software key.

Most of the perpetual software licenses include one year maintenance and support services as a separate performance obligation. The Group sells these maintenance services also on a stand-alone basis and is therefore capable of determining their stand-alone selling price. On this basis, the amount of the embedded maintenance is separated from the fee for the perpetual license and is recognized ratably over the period to which they relate.

Time-based licensed software

The time-based license agreements include the use of a software license for a fixed term and maintenance and support services during the same period. The Group does not sell time-based licenses without maintenance and support services and therefore revenues are satisfied over time for the entire arrangements and are recognized ratably over the term.

Maintenance and support services

Maintenance and support services are satisfied over time and as such, the Group recognizes this revenue ratably on a straight-line basis over the term that the maintenance service is provided. In general, maintenance services are not automatically renewed.

A maintenance and support contract may include a reinstatement for previous years when the customer did not have a maintenance and support contract previously. Revenue from reinstatements is recognized immediately when the maintenance and support services commence.

Software development services (SDS)

SDS include customized development of software components for customers. Revenue from SDS agreements when distinct from other performance obligations is satisfied over time or at a point in time, depending whether one of the IFRS 15.35 criteria for performance obligations to be satisfied over time is met or not. In case of recognition over time, revenue is recognized either on time and material basis or on the stage of completion of each service when the percentage of completion can be measured reliably.

The Group determines the percentage-of-completion by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. The Group considers labor hours to be the most reliable available measure of progress on these projects. Adjustments to the Group’s estimates of the time to completion are made when facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recognized immediately.

In case of recognition at a point in time revenue is recognized when control over the product is transferred to the customer.

Contracts with multiple performance obligations

The Group has entered into a number of contracts with multiple performance obligations, such as when selling perpetual licenses that may include maintenance and support (included in the price of perpetual licenses) and time-based licenses (that include embedded maintenance and support, both of which may be sold with software development services, training, and other product sales). In some cases, the Group delivers software development services bundled with the sale of the software.

The Group evaluates whether each performance obligation is distinct from each other, i.e. the customer can benefit from the good or service on its own, or with readily available resources. Certain development services significantly modify and/or enhance the software license and as such are not considered distinct and combined with the software license.

In those contracts, whether sold to end-customers or to collaboration partners, the Group uses either price list, historical pricing information or management’s best estimate of selling prices (e.g. also using a cost-plus method) to determine the stand-alone selling price for each distinct performance obligation, including software and software-related services such as maintenance and support. In general, elements in such arrangements are also sold on a stand-alone basis and stand-alone selling prices are readily available. If the stand-alone selling price of one or more goods or services in such arrangements is highly variable or uncertain, the Group estimates the stand-alone selling price with reference to the total transaction price less the sum of the observable stand-alone selling prices of other goods or services promised in the contract.

Revenue is allocated to each distinct performance obligation (“PO”) based on the relative percentage of the stand-alone selling price for each PO compared to the total of stand-alone selling prices for all PO over the total transaction price and is recognized when the revenue recognition criteria described above are met.

Contracts with collaboration partners in the medical segment also include multiple elements such as software, maintenance and support services, training, software development services, 3D printed products and royalties. Revenue from those contracts is determined and recognized consistent with other multiple element arrangements.

For certain contracts with collaboration partners, the Group receives up-front fees, paid by customers for certain exclusivity rights, which may be bundled with transfer of title, rights and ownership of certain software products and maintenance and support services. In case the up-front fees do not relate to already delivered good or services, the Group includes the up-front fees in the total transaction price which is then allocated to all the distinct performance obligations. Other contracts with collaboration partners include prepaid fees to purchase a maximum number of “Plan Only” cases or case ‘bundles’ during a 12-month period. In this case, the prepaid fees are recognized over the period of 12 months based on the expected number of cases that will be purchased.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are only contracts in progress that are disclosed with the line inventory and contracts in progress in the statement of financial position. We refer to our accounting policies regarding Inventories and Contracts in Progress.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract. Contract liabilities are presented as deferred income in the statement of financial position.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to development costs or another expense, it is recognized as income over the grant period necessary to match the income on a systematic basis to the costs that it is intended to compensate. When the grant relates to the construction of buildings, it is recognized as income over the depreciation period of the related building.

Such grants have been received from the federal and regional governments and from the European Union in the forms of grants linked to certain of its research and development programs, reduced payroll taxes and the financing of the construction of an office building in Leuven (Belgium) and of the construction of a new production facility in Freiberg (Germany).

Where retention of a government grant related to assets or to income, is dependent on the Group satisfying certain criteria, it is initially recognized as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to other operating income in the consolidated income statement on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate.

Other financial income and expenses

Other financial income and expenses include mainly foreign currency gains or losses on financial transactions and bank related expenses.

Taxes

Current income tax

Income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items that are recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is calculated using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences or the carry forward of unused tax credits and unused tax losses can be utilized. In order for any deferred tax assets to be recognized, and at a minimum, the respective Materialise entity should have recorded a profit in the current year and it should be probable that a taxable profit will be achieved in the subsequent three years.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been (substantively) enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and related disclosures. Uncertainty about these assumptions and estimates could lead to outcomes that require a material adjustment to the carrying amount of assets or liabilities for future periods.

The Group reviews its estimates, assumptions and judgments on an ongoing basis, including those related to revenue recognition, development expenses, share-based payment transactions, income taxes, impairment of goodwill, intangible assets and property, plant & equipment and business combinations, provisions for expected credit losses, convertible loans, equity instruments, useful lives of certain assets and leases.

The Group has based its assumptions and estimates on the parameters that were available when the consolidated financial statements were prepared. However, existing conditions and assumptions about future developments may change due to market changes or circumstances beyond the Group’s control. Such changes are incorporated into the assumptions as they occur.

Revenue recognition

Our revenue recognition policy requires management to make significant estimates. Management analyzes various factors, including an evaluation of specific transactions, historical experience, creditworthiness of customers and current market and economic conditions. Changes in judgments based upon these factors may affect the timing and amount of revenues and expenses recognized and, consequently, the results of operations and financial condition. Significant estimates and judgments relate to:

●	assessing whether a performance obligation is distinct in a bundled sales transactions;
●	estimation of the variable considerations and the revenue constraint;
●	estimation of stand-alone selling prices for each distinct performance obligation; and
●	the stage of completion of our custom development of software components for customers when revenues are satisfied over time.

The Group makes significant judgments when performing the assessment of whether a performance obligation is distinct from the other performance obligations in a contract, i.e. whether the good or service has a benefit to the customer in its own or together with readily available resources and/or whether the good or service is highly interrelated or constitutes a significant input with another good or service provided, or whether it significantly modifies or tailors another good or service. The relevant assessments include but are not limited to the following:

●	Whether the software license is distinct from the 3D printed guides - in most cases with contracts with collaborative partners in the Materialise Medical segment, the software licenses are combined with the manufacturing of the 3D printed guides, as the software license has no benefit to the customer without the manufacturing services.
●	Whether the development services are distinct from other performance obligations - in most cases these performance obligations are distinct but for certain contracts, the software license may be combined with the license and the 3D printed guides as one distinct performance obligation.

For stand-alone selling prices, the Group uses prices from price lists or historical prices for similar transactions. However, in certain cases such information is not readily available and in those cases the Group estimates the stand-alone selling price based on a cost plus mark-up or other estimate. In addition, for certain performance obligations such as development services, the stand-alone selling prices also require an estimate of the time required to complete the development. If the Group determines that the stand-alone selling price of one or more goods or services in a multiple element arrangement is highly variable or uncertain, the Group estimates the stand-alone selling price with reference to the total transaction price less the sum of the observable stand-alone selling prices of other goods or services promised in the contract.

Certain contracts include estimates of variable considerations within the transaction price and assessing the revenue constraint, such as:

●	quantities/volume sold at fixed prices related to, but not limited to, the manufacturing of 3D printed products, software licenses sold, maintenance renewals;
●	contractual prices may vary based on volume purchased during a given period;
●	FTE expenses for development or other services billed on a time and material basis; and
●	volume rebates.

The method used to estimate the variable consideration depends on the number of possible scenarios and the probability of each scenario. If there are many possible scenarios with a high probability (each less than 50%), the Group will use the expected value method, while the most likely method is used when there is a scenario with a higher probability (more than 50%).

Variable consideration is not constrained when the Group determines, based on historical experience, a high reliable business forecast and/or the time frame of the estimates, that there is a high probability that it will not result in a future reversal of revenue.

We determine the stage of completion for development contracts satisfied over time by comparing the labor hours incurred to date with the estimated total labor hours required to complete the project. We consider labor hours to be the most reliable, available measure of progress on these projects. Adjustments to estimates are made in the period when facts that give rise to a change become known. When the estimate indicates that a loss will be incurred, the loss is recorded in the relevant period. Significant judgments and estimates are involved in determining the percentage of completion for each contract. Different assumptions can produce materially different results.

Development expenses

Determining whether internally generated intangible assets from development should be recognized as intangible assets requires significant judgment, particularly in determining whether the activities are considered research activities or development activities, whether the product enhancement is substantial, whether completion of the asset is technically feasible considering a company-specific approach, the likelihood of future economic benefits from sale or use, including an assessment of whether FDA approval will be obtained.

The Group has determined that the conditions for recognizing internally generated intangible assets from its own software, guides and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing that the asset will generate future economic benefits on a reasonable basis or (ii) the development is done at the specific request of the customer, the Group intends to market the product to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer will reimburse the Group for a significant portion of the development costs incurred. As such, development expenditures that do not meet the above criteria and expenditures for the research phase of internal projects are recognized in the consolidated income statement as incurred. This assessment is monitored by the Group on a regular basis.

The Group capitalized a total of K€1,375 of development expenses during 2024 (2023: K€1,577; 2022: K€2,438) related to capitalized internal development of our digital transformation program for which a detailed business plan is available and the Group expects future economic benefits.

Income taxes

Deferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that may be recognized, based on the probable timing and level of future taxable profits, together with future tax planning strategies. As of December 31, 2024, the Group had current and non-current receivables related to tax credits for an amount of K€5,544 (2023: K€5,281; 2022: K€5,105).

For any deferred tax assets to be recognized, and at a minimum, the respective Materialise entity should have recorded a profit in the current year and it should be probable that a taxable profit will be achieved in the subsequent three years.

Impairment of goodwill, intangible assets and property, plant & equipment and determination of the cash-generating-unit.

The Group has goodwill for a total amount of K€43,391 as of December 31, 2024 (2023: K€43,158; 2022: K€44,155) which has been subject to an impairment test. The goodwill is tested for impairment based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The value in use is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.

Also, as part of the impairment analysis, the Group needs to determine the different CGUs at the lowest non-aggregated level which requires the Group to make judgments about application of the criteria to determine the CGUs based on the facts and circumstances how the entities and business units within the CGU and within the Group operate and are monitored. The level of CGU may also have an impact on certain assumptions to make with regard to transfer pricing.

The key assumptions used to determine the value in use for the different CGUs are disclosed and further explained in Note 5.

During 2024 no impairment charges have been recorded (2023: K€4,228; 2022: K€672) related to goodwill, intangible assets and PPE.

Business combinations

We determine and allocate the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. Business combinations are discussed further in Note 4. The purchase price allocation process requires us to make significant estimates and assumptions, including:

●estimated fair value of the acquired intangible assets;
●estimated fair value of property, plant and equipment; and
●estimated fair value of the contingent consideration.

While we are using our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the date of acquisition, our estimates and assumptions are inherently uncertain and subject to refinement. Examples of critical estimates in valuing certain of the intangible assets we have acquired or may acquire in the future include but are not limited to:

●	future expected cash flows from customer contracts and relationships, software license sales and maintenance agreements;
●	the fair value of the plant and equipment;
●	the fair value of the deferred revenue; and
●	discount rates.

Convertible debt instruments

At December 31, 2024 the Group holds a convertible debt instrument issued by Fluidda which is measured at fair value through profit & loss. In determining the fair value of those convertible debt instruments, the Group considers different contractual parameters such as the repayment and conversion scenarios and dates. In addition, the Group needs to make significant estimates such as (i) the discount rate, (ii) the probabilities for each repayment and conversion scenario, (iii) the amount of a qualified capital increase that will determine the conversion factor and (iv) the timing for each repayment and conversion scenario.

The convertible loan granted to Fluidda in January 2019 has a notional amount of K€2,500. The carrying value of the convertible loan as of December 31, 2024 amounted to K€3,994. The convertible loan has a duration of 7 years with a 10% annual interest rate which is capitalized. In the fair value analysis, the Group has applied a discount factor of 13.04% that is based on the estimated WACC of Fluidda reflecting the uncertainty in relation to the success of the company and the applied estimates by the Group.

The Group previously granted a convertible loan to AM Flow in January 2020 with a notional amount of K€300. The loan was converted into shares of AM Flow in September 2020 at a fair value of K€307. Despite a fundamental restructuring program implemented in 2023, AM Flow continues to be loss making and cash burning, with no outlook on quick turnaround. Additional fund-raising and external debt were required in 2023 and 2024 to avoid acute liquidity issues. As a result of these elements, and considering the Group’s subordinate position as shareholder, the Group remeasured the fair value of its investment to zero on December 31, 2023 and recognized a K€307 downward fair value adjustment in OCI for the year ended December 31, 2023. The group determined that the fair value of this equity investment remained zero at December 31, 2024.

Equity investment held in Essentium

The Group acquired an equity investment of K$3,300 in Essentium, a non-listed US company during 2018 and 2019. The Group has elected to measure the equity investment at fair value with changes in fair value recognized in OCI. As a result of liquidity issues at Essentium and considering the Group’s subordinate position as shareholder, the Group remeasured the fair value of its investment to zero on December 31, 2021 and recognized a K€3,443 downward fair value adjustment in OCI for the year ended December 31, 2021. The Group determined that the fair value of this equity investment remained zero at December 31, 2022 and 2023. Early January 2024 Essentium entered into an asset deal with Nexa3D, Inc. transferring virtually all of its assets in exchange for a stake in the common stock of Nexa3D, Inc. Taking into account the terms and conditions of this transaction, the Group determined that the fair value of this equity investment remained nevertheless zero at December 31, 2024.

Leases – estimating the discount rate and probability of exercising extension options/termination options and purchase options

The Group cannot always determine the interest rate implicit in the lease contract and therefore, the Group has to estimate the incremental borrowing rate to measure certain lease liabilities such as buildings. The Group uses for buildings the property yield as reference to determine the incremental borrowing rate. For other assets, the Group generally uses the interest rate implicit in the lease contract or applies the incremental borrowing rate for a portfolio of similar assets. The incremental borrowing rate reflects what the Group “would have to pay”, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease.

In addition, certain lease contracts may have extension options, termination options in case of property leases and/or purchase options in case of leases. The Group estimates whether it is reasonably certain or not, whether those options will be exercised or not, which impact the lease term in case of extension options and termination options and the period over which the lease assets are depreciated in case of purchase options.